Unaudited Condensed Statements of Cash Flows - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income	$ 10,646,747	$ (4,718,021)
General and administrative expenses paid by related party through note payable		36,280
Compensation cost from issuance of derivative warrant liabilities – private warrants		2,924,805
Change in fair value of derivative warranty liabilities	(11,150,880)	921,830
Issuance costs – warrant liabilities		645,776
Gain on marketable securities	(1,446)	(48)
Changes in operating assets and liabilities:
Prepaid expenses	(16,780)	(168,141)
Accounts payable	(74,954)	157,210
Accrued expenses	253,192
Due to related party	30,000
Accrued taxes	87,545	172,200
Net cash used in operating activities	(226,576)	(28,109)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(58,650,000)
Net cash used in investing activities		(58,650,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party		(157,480)
Proceeds received from initial public offering, gross		57,500,000
Proceeds received from private placement		3,445,000
Offering costs paid	(20,600)	(1,454,040)
Net cash used in financing activities	(20,600)	59,333,480
Net decrease in cash	(247,176)	655,371
Cash – beginning of the period	655,371
Cash – end of the period	408,195	655,371
Supplemental disclosure of noncash activities:
Offering costs paid by related party in exchange for issuance of Class B common stock		25,000
Offering costs included in accounts payable		21,435
Offering costs included in accrued expenses		70,000
Offering costs paid by related party through note payable		121,200
Deferred underwriting commissions in connection with the initial public offering		2,012,500
Initial value of common stock subject to possible redemption		36,340,978
Change in value of common stock subject to possible redemption	$ 10,646,750	(999,406)
Issuance of Class A common stock to the underwriters		$ 6